Convertible Notes Payable (Tables)	12 Months Ended
Jun. 30, 2015
Convertible Notes Payable Tables
Convertible notes payable

Convertible notes payable consisted of the following at June 30, 2015:

	June 30, 2015	June 30, 2014

Convertible note in the original principal amount of $36,340, issued March 31, 2015 and maturing March 31, 2017, bearing simple interest at 10% per year, and convertible into common stock at a rate of $0.90 per share	$36,340	$—
Convertible note in the original principal amount of $100,000, issued May 15, 2015 and maturing May 15, 2018, bearing simple interest at 10% per year, and convertible into common stock at the greater of 25% of the VWAP of the Company’s common stock or $0.05 per share	100,000	—
Convertible note in the original principal amount of $85,465, issued June 30, 2015 and maturing June 30, 2017, bearing simple interest at 10% per year, and convertible into common stock at a rate of $0.05 per share	85,465	—

Total convertible notes payable	$221,805	$—

Less: discount on noncurrent convertible notes payable	(220,235)	—
Convertible notes payable, net of discount - noncurrent	$1,570	$—

Convertible notes issued

The convertible promissory notes are convertible into common stock at the option of the holder.

Date Issued	Maturity Date	Interest Rate	Conversion Rate Per Share	Amount of Note

March 31, 2015	March 31, 2017	10%	$0.90	$36,340
June 30, 2015	June 30, 2017	10%	0.05	85,465
Total				$121,805